Note 14 - Financial assets at amortised cost- Debt Securities by Rating (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AAA
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 49	€ 0	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.20%	0.00%	0.00%
AA Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 1,969	€ 0	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	6.10%	0.00%	0.00%
AA
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 62	€ 41	€ 43
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.20%	0.30%	0.20%
AA Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 0	€ 0	€ 134
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.00%	0.00%	0.80%
A Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 607	€ 55	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	1.90%	0.40%	0.00%
A
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 21	€ 0	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	0.10%	0.00%	0.00%
A Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 6,117	€ 0	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	18.80%	0.00%	0.00%
BBB Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 13,894	€ 5,667	€ 10,472
Percentage Amortized Cost Financial Assets Debt Securities By Rating	42.70%	41.20%	59.20%
BBB
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 1,623	€ 2,412	€ 591
Percentage Amortized Cost Financial Assets Debt Securities By Rating	5.00%	17.50%	3.30%
BBB Minus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 2,694	€ 2,818	€ 5,187
Percentage Amortized Cost Financial Assets Debt Securities By Rating	8.30%	20.50%	29.30%
BB Plus
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 4,371	€ 1,696	€ 0
Percentage Amortized Cost Financial Assets Debt Securities By Rating	13.40%	12.30%	0.00%
Without Rating [Member]
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 1,123	€ 1,064	€ 1,270
Percentage Amortized Cost Financial Assets Debt Securities By Rating	3.50%	7.70%	7.20%
Total Exposures [Member]
Financial Assets At Amortized Cost Debt Securities By Rating Line Items
Subtotal Debt Instruments at Amortized Cost	€ 32,530	€ 13,754	€ 17,696
Percentage Amortized Cost Financial Assets Debt Securities By Rating	100.00%	100.00%	100.00%